Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Net revenues	$ 225,720	$ 153,827	$ 79,389	$ 58,830	$ 103,960	$ 86,641	$ 51,447	$ 43,865
Expenses	209,374	148,302	84,026	63,832	102,349	85,958	53,694	45,499	$ 505,534	$ 287,500	$ 149,653
Equity earnings (losses) from unconsolidated entities	(6)	(5)	171	(6)	(6)	(5)	(6)	1	154	(16)	(101)
Income (loss) before income taxes	16,340	5,520	(4,466)	(5,008)	1,605	678	(2,253)	(1,633)	12,386	(1,603)	(8,272)
Less: income tax expense	(436)	0	0	0					(436)	0	0
Net income (loss) attributable to non-controlling interest	0	0	0	0	0	0	36	293	0	329	1,205
Net income (loss) and comprehensive income (loss) attributable to AV Homes stockholders	$ 15,904	$ 5,520	$ (4,466)	$ (5,008)	$ 1,605	$ 678	$ (2,289)	$ (1,926)	$ 11,950	$ (1,932)	$ (9,477)
Loss per share:
Earnings per share - basic (in dollars per share)	$ 0.72	$ 0.25	$ (0.20)	$ (0.23)
Earnings per share - diluted (in dollars per share)	$ 0.65	$ 0.25	$ (0.20)	$ (0.23)
Basic and Diluted Loss Per Share (in dollars per share)					$ 0.07	$ 0.03	$ (0.10)	$ (0.09)	$ 0.54	$ (0.09)	$ (1.34)